UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04873

                      The GAMCO Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                      Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The GAMCO Growth Fund Semiannual Report — June 30, 2012
Howard F. Ward, CFA

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) per Class AAA Share of The GAMCO Growth Fund increased 8.9% compared with increases of 9.5% and 10.1% for the Standard & Poor’s (“S&P”) 500 Index and the Russell 1000 Growth Index, respectively. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (4/10/87)
Class AAA (GABGX)	8.93%	2.76%	(0.20)%	4.47%	9.18%
S&P 500 Index	9.49	5.45	0.22	5.33	8.74(d)
Russell 1000 Growth Index	10.08	5.76	2.87	6.03	8.11(d)
Class A (GGCAX)	8.93	2.75	(0.20)	4.48	9.18
With sales charge (b)	2.67	(3.15)	(1.37)	3.86	8.92
Class C (GGCCX)	8.52	1.98	(0.95)	3.80	8.90
With contingent deferred sales charge (c)	7.52	0.98	(0.95)	3.80	8.90
Class I (GGCIX)	9.04	2.97	0.00	4.58	9.22

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA, A, C and I Shares are 1.48%, 1.48%, 2.23%, and 1.23%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class C Shares would have been lower due to the additional expenses associated with this class of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)  S&P 500 Index and Russell 1000 Growth Index since inception performance are as of March 31, 1987.

The GAMCO Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period*

The GAMCO Growth Fund

Actual Fund Return
Class AAA	$1,000.00	$1,089.30	1.49%	$ 7.74
Class A	$1,000.00	$1,089.30	1.49%	$ 7.74
Class C	$1,000.00	$1,085.20	2.24%	$11.61
Class I	$1,000.00	$1,090.40	1.24%	$ 6.44
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.45	1.49%	$ 7.47
Class A	$1,000.00	$1,017.45	1.49%	$ 7.47
Class C	$1,000.00	$1,013.72	2.24%	$11.22
Class I	$1,000.00	$1,018.70	1.24%	$ 6.22

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2012:

The GAMCO Growth Fund

Information Technology	27.6%
Consumer Discretionary	21.9%
Producer Durables	11.0%
Consumer Staples	10.4%
Health Care	9.4%
Energy	8.6%

Financial Services	6.8%
Materials and Processing	3.9%
U.S. Government Obligations.	0.7%
Other Assets and Liabilities (Net)	(0.3)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The GAMCO Growth Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.6%
	INFORMATION TECHNOLOGY — 27.6%
64,700	Apple Inc.†	$16,894,873	$37,784,800
405,000	EMC Corp.†	10,336,057	10,380,150
100,000	Facebook Inc., Cl. A†	3,057,647	3,112,000
26,300	Google Inc., Cl. A†	14,594,058	15,255,841
88,500	International Business Machines Corp.	10,153,909	17,308,830
655,000	Microsoft Corp.	16,151,924	20,036,450
267,000	QUALCOMM Inc.	14,388,912	14,866,560

	TOTAL INFORMATION TECHNOLOGY	85,577,380	118,744,631

	CONSUMER DISCRETIONARY — 21.9%
3,000	Amazon.com Inc.†	113,658	685,050
132,000	CBS Corp., Cl. B, Non-Voting	3,503,814	4,326,960
31,000	Coach Inc.	1,401,844	1,812,880
215,000	Comcast Corp., Cl. A, Special	5,264,160	6,751,000
56,000	Costco Wholesale Corp.	3,715,081	5,320,000
147,600	DIRECTV, Cl. A†	7,271,353	7,205,832
60,000	Johnson Controls Inc.	1,750,077	1,662,600
70,000	Macy’s Inc.	2,051,929	2,404,500
110,000	NIKE Inc., Cl. B	9,775,068	9,655,800
45,000	Nordstrom Inc.	2,098,786	2,236,050
12,700	priceline.com Inc.†	6,821,591	8,439,404
11,000	Ralph Lauren Corp.	854,373	1,540,660
220,000	Starbucks Corp.	8,670,409	11,730,400
64,000	The Estee Lauder Companies Inc., Cl. A	2,943,402	3,463,680
166,000	The Home Depot Inc.	6,063,025	8,796,340
91,000	The TJX Companies Inc.	2,580,864	3,906,630
98,400	Tiffany & Co.	6,729,723	5,210,280
190,000	Viacom Inc., Cl. B	9,308,335	8,933,800

	TOTAL CONSUMER DISCRETIONARY	80,917,492	94,081,866

	PRODUCER DURABLES — 11.0%
49,000	Caterpillar Inc.	5,021,366	4,160,590
18,100	Cummins Inc.	1,660,825	1,754,071
42,000	Deere & Co.	3,479,974	3,396,540
96,000	Eaton Corp.	3,409,112	3,804,480
74,000	Emerson Electric Co.	4,344,070	3,446,920
21,500	Flowserve Corp.	2,228,842	2,467,125
353,000	General Electric Co.	6,558,096	7,356,520
110,000	Honeywell International Inc.	4,919,310	6,142,400
89,000	PACCAR Inc.	3,977,074	3,487,910
41,000	Union Pacific Corp.	3,890,188	4,891,710
68,000	United Technologies Corp.	4,450,772	5,136,040
6,000	WW Grainger Inc.	1,281,528	1,147,440

	TOTAL PRODUCER DURABLES	45,221,157	47,191,746

Shares		Cost	Market Value
	CONSUMER STAPLES — 10.4%
102,000	Beam Inc.	$4,757,980	$6,373,980
39,000	Colgate-Palmolive Co.	3,153,780	4,059,900
69,000	Diageo plc, ADR	5,793,889	7,111,830
114,000	Mead Johnson Nutrition Co.	8,114,376	9,178,140
71,600	PepsiCo Inc.	4,574,290	5,059,256
141,000	The Coca-Cola Co.	7,973,066	11,024,790
20,600	Whole Foods Market Inc.	1,211,090	1,963,592

	TOTAL CONSUMER STAPLES	35,578,471	44,771,488

	HEALTH CARE — 9.4%
82,500	Allergan Inc.	6,748,268	7,637,025
66,000	Becton, Dickinson and Co.	5,460,175	4,933,500
3,300	Intuitive Surgical Inc.†	1,386,160	1,827,507
33,000	Johnson & Johnson	2,096,207	2,229,480
33,000	Novo Nordisk A/S, Cl. B	2,357,944	4,766,124
4,500	Novo Nordisk A/S, ADR	502,568	654,030
115,000	Roche Holding AG, ADR	4,678,999	4,970,300
12,000	Roche Holding AG, Genusschein	2,056,298	2,068,377
43,000	Shire plc, ADR	4,350,842	3,714,770
59,000	St. Jude Medical Inc.	2,823,504	2,354,690
43,000	Stryker Corp.	2,577,902	2,369,300
43,000	Varian Medical Systems Inc.†	2,262,801	2,613,110

	TOTAL HEALTH CARE	37,301,668	40,138,213

	ENERGY — 8.6%
46,000	Cabot Oil & Gas Corp.	1,557,348	1,812,400
66,500	Cenovus Energy Inc.	2,482,346	2,114,700
40,000	Continental Resources Inc.†	2,449,364	2,664,800
97,000	EOG Resources Inc.	10,198,196	8,740,670
107,000	Occidental Petroleum Corp.	9,220,167	9,177,390
165,000	Schlumberger Ltd.	11,771,457	10,710,150
63,000	Suncor Energy Inc.	2,635,185	1,823,850

	TOTAL ENERGY	40,314,063	37,043,960

	FINANCIAL SERVICES — 6.8%
325,000	Bank of America Corp.	2,451,680	2,658,500
10,000	BlackRock Inc.	1,940,187	1,698,200
187,500	JPMorgan Chase & Co.	6,285,742	6,699,375
16,900	MasterCard Inc., Cl. A	5,084,670	7,268,859
229,000	Morgan Stanley	3,170,580	3,341,110
42,800	The Goldman Sachs Group Inc.	4,019,975	4,102,808
29,000	Visa Inc., Cl. A	2,159,515	3,585,270

	TOTAL FINANCIAL SERVICES	25,112,349	29,354,122

	MATERIALS AND PROCESSING — 3.9%
70,000	E. I. du Pont de Nemours and Co.	3,327,214	3,539,900
10,000	Fastenal Co.	495,497	403,100
45,000	Freeport-McMoRan Copper & Gold Inc.	2,356,617	1,533,150
28,600	Monsanto Co.	1,941,527	2,367,508
47,000	Precision Castparts Corp.	6,017,696	7,731,030

See accompanying notes to financial statements.

The GAMCO Growth Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	MATERIALS AND PROCESSING (Continued)
24,500	The Mosaic Co	$1,708,335	$1,341,620

	TOTAL MATERIALS AND PROCESSING	15,846,886	16,916,308

	TOTAL COMMON STOCKS	365,869,466	428,242,334

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$3,150,000	U.S. Treasury Bills, 0.130% to 0.140%††, 10/25/12 to 12/20/12	3,147,955	3,147,945

	TOTAL INVESTMENTS — 100.3%	$369,017,421	431,390,279

	Other Assets and Liabilities (Net) — (0.3)%		(1,355,075)

	NET ASSETS — 100.0%		$430,035,204

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $369,017,421)	$431,390,279
Foreign currency, at value (cost $5)	4
Cash	14,704
Receivable for investments sold	952,272
Receivable for Fund shares sold	24,652
Dividends receivable	685,042
Prepaid expenses	38,040

Total Assets	433,104,993

Liabilities:
Payable for investments purchased	1,995,649
Payable for Fund shares redeemed	447,271
Payable for investment advisory fees	347,034
Payable for distribution fees	85,553
Payable for accounting fees	3,750
Other accrued expenses	190,532

Total Liabilities	3,069,789

Net Assets (applicable to 13,112,534 shares outstanding)	$430,035,204

Net Assets Consist of:
Paid-in capital	$463,148,412
Accumulated net investment income	69,192
Accumulated net realized loss on investments and foreign currency transactions	(95,549,486)
Net unrealized appreciation on investments	62,372,858
Net unrealized depreciation on foreign currency translations	(5,772)

Net Assets	$430,035,204

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:

Net Asset Value, offering, and redemption price per share ($419,533,575 ÷ 12,792,537 shares outstanding)	$32.80

Class A:
Net Asset Value and redemption price per share ($975,865 ÷ 29,752 shares outstanding)	$32.80

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$34.80

Class C:
Net Asset Value and offering price per share ($905,397 ÷ 29,357 shares outstanding)	$30.84	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($8,620,367 ÷ 260,888 shares outstanding)	$33.04

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $47,645)	$3,362,264
Interest	2,028

Total Investment Income	3,364,292

Expenses:
Investment advisory fees	2,217,420
Distribution fees - Class AAA	542,928
Distribution fees - Class A	1,225
Distribution fees - Class C	4,223
Shareholder services fees	254,366
Shareholder communications expenses	83,141
Trustees’ fees	73,262
Custodian fees	30,338
Registration expenses	24,205
Accounting fees	22,500
Legal and audit fees	21,468
Interest expense	283
Miscellaneous expenses	19,741

Total Expenses	3,295,100

Net Investment Income	69,192

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	5,728,288
Net realized gain on foreign currency transactions	8,765

Net realized gain on investments and foreign currency transactions	5,737,053

Net change in unrealized appreciation/depreciation:
on investments	32,014,064
on foreign currency translations	(12,327)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	32,001,737

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	37,738,790

Net Increase in Net Assets Resulting from Operations	$37,807,982

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$69,192	$1,041,987
Net realized gain on investments and foreign currency transactions	5,737,053	37,243,161
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	32,001,737	(57,824,522)

Net Increase/(Decrease) in Net Assets Resulting from Operations	37,807,982	(19,539,374)

Distributions to Shareholders:
Net investment income
Class AAA	—	(1,027,291)
Class A	—	(2,149)
Class I	—	(16,023)

Total Distributions to Shareholders	—	(1,045,463)

Shares of Beneficial Interest Transactions:
Class AAA	(33,363,514)	(111,106,419)
Class A	121,383	(13,595)
Class B*	(291,682)	—
Class C	158,927	(61,239)
Class I	5,426,345	(269,863)

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(27,948,541)	(111,451,116)

Redemption Fees	(6)	30

Net Decrease in Net Assets	9,859,435	(132,035,923)
Net Assets:
Beginning of period	420,175,769	552,211,692

End of period (including undistributed net investment income of $69,192 and $0, respectively)	$430,035,204	$420,175,769

*	Class B Shares were fully redeemed and closed on February 2, 2012.

See accompanying notes to financial statements.

The GAMCO Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

Period Ended December 31	Net Asset Value, Beginning of Period	Income (Loss) from Investment Operations			Distributions		Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Ratios to Average Net Assets/ Supplemental Data
		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions					Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2012(c)	$30.11	$0.00 (b)	$2.69	$2.69	—	—	$(0.00)	$32.80	8.9%	$419,534	0.03	%(d)	1.49	%(d)	19%
2011	31.39	0.07	(1.28)	(1.21)	$(0.07)	$(0.07)	0.00	30.11	(3.8)	415,416	0.21		1.48		67
2010	28.50	(0.02)	2.91	2.89	—	—	0.00	31.39	10.1	546,786	(0.06)		1.47		55
2009	19.56	(0.02)	8.96	8.94	—	—	0.00	28.50	45.7	575,203	(0.08)		1.53		83
2008	36.17	(0.09)	(16.52)	(16.61)	—	—	0.00	19.56	(45.9)	455,357	(0.31)		1.40		93
2007	30.62	(0.16)	5.71	5.55	—	—	0.00	36.17	18.1	945,068	(0.49)		1.45		91
Class A
2012(c)	$30.11	$0.01	$2.68	$2.69	—	—	$0.00	$32.80	8.9%	$ 976	0.07	%(d)	1.49	%(d)	19%
2011	31.40	0.06	(1.27)	(1.21)	$(0.08)	$(0.08)	0.00	30.11	(3.8)	778	0.18		1.48		67
2010	28.50	(0.01)	2.91	2.90	—	—	0.00	31.40	10.2	858	(0.05)		1.47		55
2009	19.57	(0.02)	8.95	8.93	—	—	0.00	28.50	45.6	1,237	(0.08)		1.53		83
2008	36.18	(0.08)	(16.53)	(16.61)	—	—	0.00	19.57	(45.9)	737	(0.29)		1.40		93
2007	30.63	(0.08)	5.63	5.55	—	—	0.00	36.18	18.1	707	(0.23)		1.45		91
Class C
2012(c)	$28.42	$(0.11)	$2.53	$2.42	—	—	$0.00	$30.84	8.5%	$ 905	(0.71	)%(d)	2.24	%(d)	19%
2011	29.78	(0.16)	(1.20)	(1.36)	—	—	0.00	28.42	(4.6)	694	(0.54)		2.23		67
2010	27.23	(0.21)	2.76	2.55	—	—	0.00	29.78	9.4	787	(0.80)		2.22		55
2009	18.84	(0.18)	8.57	8.39	—	—	0.00	27.23	44.5	1,620	(0.82)		2.28		83
2008	35.10	(0.28)	(15.98)	(16.26)	—	—	0.00	18.84	(46.3)	1,467	(1.05)		2.15		93
2007	29.93	(0.40)	5.57	5.17	—	—	0.00	35.10	17.2	1,001	(1.23)		2.20		91
Class I
2012(c)	$30.30	$0.06	$2.68	$2.74	—	—	$(0.00)	$33.04	9.0%	$ 8,620	0.39	%(d)	1.24	%(d)	19%
2011	31.60	0.15	(1.29)	(1.14)	$(0.16)	$(0.16)	0.00	30.30	(3.6)	3,013	0.47		1.23		67
2010	28.62	0.05	2.93	2.98	—	—	0.00	31.60	10.4	3,493	0.19		1.22		55
2009	19.60	0.04	8.98	9.02	—	—	0.00	28.62	46.0	3,878	0.17		1.28		83
2008(e)	33.70	0.00 (b)	(14.10)	(14.10)	—	—	0.00	19.60	(41.8)	2,840	0.00	(d)(f)	1.15	(d)	93

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2012, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Growth Fund was organized on October 24, 1986 as a Massachusetts business trust and commenced investment operations on April 10, 1987. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is capital appreciation.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets
Level 1 - Quoted Prices	$428,242,334
Level 2 - Other Significant Observable Inputs	3,147,945
Total	$431,390,279

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 2 consists of U.S. Government Obligations.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2012 or December 31, 2011.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders, if any, are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2011 was $1,045,463 of ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital Loss Carryforward Available through 2012	$1,141,675
Capital Loss Carryforward Available through 2016	18,485,136
Capital Loss Carryforward Available through 2017	67,392,145
Capital Loss Carryforward Available through 2018	11,616,029

Total Capital Loss Carryforwards	$98,634,985

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$370,181,238	$74,109,074	$(12,900,033)	$61,209,041

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receives a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $85,717,955 and $112,164,766, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $2,893 to Gabelli & Company, Inc., an affiliate of the Fund. Additionally, the Distributor retained a total of $502 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2012, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2012 was $6,610 with a weighted average interest rate of 1.39%. The maximum amount borrowed at any time during the six months ended June 30, 2012 was $401,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class B Shares were fully redeemed on February 2, 2012.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011 amounted to $(6) and $30, respectively.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	132,059	$4,382,062	379,781	$11,936,622
Shares issued upon reinvestment of distributions	—	—	32,681	977,060
Shares redeemed	(1,137,992)	(37,745,576)	(4,032,952)	(124,020,101)

Net decrease	(1,005,933)	$(33,363,514)	(3,620,490)	$(111,106,419)

Class A
Shares sold	13,524	$439,496	22,779	$716,511
Shares issued upon reinvestment of distributions	—	—	65	1,937
Shares redeemed	(9,617)	(318,113)	(24,314)	(732,043)

Net increase/(decrease)	3,907	$121,383	(1,470)	$(13,595)

Class B*
Shares redeemed	(9,658)	$(291,682)	—	—

Net decrease	(9,658)	$(291,682)	—	—

Class C
Shares sold	6,937	$219,426	5,898	$171,665
Shares redeemed	(2,016)	(60,499)	(7,905)	(232,904)

Net increase/(decrease)	4,921	$158,927	(2,007)	$(61,239)

Class I
Shares sold	188,641	$6,331,625	44,380	$1,372,619
Shares issued upon reinvestment of distributions	—	—	524	15,751
Shares redeemed	(27,192)	(905,280)	(55,975)	(1,658,233)

Net increase/(decrease)	161,449	$5,426,345	(11,071)	$(269,863)

*	Class B shares were fully redeemed on February 2, 2012.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 28, 2012, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of large cap growth funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the bottom quartile of the funds in its category for the one year period, in the top quartile for the three year period and in the top half for the five year period and engaged in additional discussion relating to the Fund’s performance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap growth funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.

(Multiclass)	Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.

(Multiclass)	Team Managed

FOCUSED VALUE

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest up to 50% of its net assets in the equity securities of five companies with the remaining net assets invested in ten to twenty other companies or in short-term high grade investments or cash and cash equivalents.

(Multiclass)	Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.

(Multiclass)	Portfolio Manager: Nicholas F. Galluccio

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation.

(Multiclass)	Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification.

(Multiclass)	Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass) Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Team Managed

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in common stock of foreign and domestic companies and convertible securities. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)                  Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass) Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.

(Multiclass)	Portfolio Manager: Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.

(Multiclass)	Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.

(Multiclass)	Portfolio Managers: Charles L. Minter

Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return.

(Multiclass)	Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

The GAMCO Growth Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA	Robert J. Morrissey
Chairman and Chief Executive Officer,	Attorney-at-Law, Morrissey, Hawkins & Lynch
GAMCO Investors, Inc.

Anthony J. Colavita	Anthony R. Pustorino
President,	Certified Public Accountant,
Anthony J. Colavita, P.C.	Professor Emeritus,
Pace University

James P. Conn	Anthony Torna, Sr.
Former Chief Investment Officer,	Former Registered Representative,
Financial Security Assurance Holdings Ltd.	Maxim Group LLC

Dugald A. Fletcher	Anthonie C. van Ekris
President,	Chairman,
Fletcher & Company, Inc.	BALMAC International, Inc.

John D. Gabelli	Salvatore J. Zizza
Senior Vice President,	Chairman,
Gabelli & Company, Inc.	Zizza & Associates Corp.
Officers and Portfolio Manager
Bruce N. Alpert	Howard F. Ward, CFA
President, Secretary, and Acting Chief	Portfolio Manager
Compliance Officer	Agnes Mullady
Treasurer
Distributor G.distributors, LLC Custodian, Transfer Agent, and Dividend Disbursing Agent State Street Bank and Trust Company Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q212SR

GAMCO

The

GAMCO

Growth

Fund

SEMIANNUAL REPORT

JUNE 30, 2012

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date  9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date  9/7/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date  9/7/12

* Print the name and title of each signing officer under his or her signature.